Appendix IV - Movement in Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	€ 1,809,852	€ 1,644,402
Additions	109,583	122,839
Business combination	29,251
Transfers	(529)	(1,361)
Disposals	(2,218)	(6,512)
Translation differences	(185,886)	50,484
Property, plant and equipment at end of period	1,760,053	1,809,852
Gross carrying amount
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	2,618,696	2,308,116
Additions	260,347	263,588
Business combination	29,251
Transfers	(563)	(1,508)
Disposals	(10,921)	(20,295)
Translation differences	(256,478)	68,795
Property, plant and equipment at end of period	2,640,332	2,618,696
Gross carrying amount | Land and buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	687,856	613,476
Additions	28,503	12,993
Business combination	19,628
Transfers	12,694	44,060
Disposals	(823)	(780)
Translation differences	(74,324)	18,107
Property, plant and equipment at end of period	673,534	687,856
Gross carrying amount | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	1,655,837	1,431,030
Additions	82,234	87,536
Business combination	9,068
Transfers	123,816	116,724
Disposals	(10,098)	(19,515)
Translation differences	(156,178)	40,062
Property, plant and equipment at end of period	1,704,679	1,655,837
Gross carrying amount | Under construction
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	275,003	263,610
Additions	149,610	163,059
Business combination	555
Transfers	(137,073)	(162,292)
Translation differences	(25,976)	10,626
Property, plant and equipment at end of period	262,119	275,003
Accumulated depreciation and amortisation
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(805,644)	(660,426)
Additions	(151,022)	(140,896)
Transfers	34	147
Disposals	8,703	13,783
Translation differences	70,382	(18,252)
Property, plant and equipment at end of period	(877,547)	(805,644)
Accumulated depreciation and amortisation | Buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(59,376)	(44,057)
Additions	(14,708)	(13,777)
Transfers		(2)
Disposals	710	178
Translation differences	6,609	(1,718)
Property, plant and equipment at end of period	(66,765)	(59,376)
Accumulated depreciation and amortisation | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(746,268)	(616,369)
Additions	(136,314)	(127,119)
Transfers	34	149
Disposals	7,993	13,605
Translation differences	63,773	(16,534)
Property, plant and equipment at end of period	(810,782)	(746,268)
Accumulated impairment
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(3,200)	(3,288)
Additions	258	147
Translation differences	210	(59)
Property, plant and equipment at end of period	€ (2,732)	€ (3,200)